Fair Value Measurement - Summary of Financial Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Details) $ in Thousands	9 Months Ended
Sep. 30, 2017 USD ($)
Investment Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Balance, beginning of period	$ 1,080
Amortization	3
Change in unrealized loss	6
Balance, end of period	1,089
Servicing Assets
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Balance, beginning of period	21,091
Additions, net	4,675
Change in fair value	(4,097)
Balance, end of period	$ 21,669